May 4, 2006

Mr. William Choi

Branch Chief

Securities and Exchange Commission

Washington, D.C. 20549-0404

Re:	Originally New York, Inc.
File No. 0-50013

Dear Mr. Choi:

As requested in your comment letter to Originally New York, Inc. (the “Company”) dated December 29, 2005 regarding Form 10-KSB for fiscal year ended December 31, 2004 and Form 10-QSB for the Quarter ended September 30, 2005, please be advised that the Company acknowledges that:

•	the Company is responsible for the adequacy of the disclosures in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Len Luner
Len Luner, President
Originally New York, Inc.